Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2012
Schedule Of Nonfinancial Assets And Liabilities Measured At Fair Value On Recurring Basis

		Fair Value Measurements at March 31, 2012, Using
Description	Fair Value Measurements at March 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities—current	$(1,211)	$—	$(1,211)	$—
Commodity derivative liabilities—current	(12,288)	—	(12,288)	—

Total	$(13,499)	$—	$(13,499)	$—

		Fair Value Measurements at December 31, 2011, Using
Description	Fair Value Measurements at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities—current	$(1,433)	$—	$(1,433)	$—
Commodity derivative liabilities—current	(10,609)	—	(10,609)	—

Total	$(12,042)	$—	$(12,042)	$—